FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 28, 2019
FINANCIAL INSTRUMENTS

NOTE 5. FINANCIAL INSTRUMENTS

As of December 28, 2019, the aggregate U.S. dollar equivalent notional value of our outstanding commodity contracts and foreign exchange contracts was $3.2 million and $1.19 billion, respectively.

We recognize derivative instruments as either assets or liabilities at fair value in the Consolidated Balance Sheets.  We designate commodity forward contracts on forecasted purchases of commodities and foreign exchange contracts on forecasted transactions as cash flow hedges. We also enter into foreign exchange contracts to offset certain of our economic exposures arising from foreign exchange rate fluctuations.

The following table shows the fair value and balance sheet locations of cash flow hedges as of December 28, 2019 and December 29, 2018:

	Asset			Liability
(In millions)	Balance Sheet Location	2019	2018	Balance Sheet Location	2019	2018
Foreign exchange contracts	Other current assets	$.4	$.5	Other current liabilities	$.9	$.8
Commodity contracts	Other current assets	—	.1	Other current liabilities	.4	—
		$.4	$.6		$1.3	$.8

The following table shows the fair value and balance sheet locations of other derivatives as of December 28, 2019 and December 29, 2018:

	Asset			Liability
(In millions)	Balance Sheet Location	2019	2018	Balance Sheet Location	2019	2018
Foreign exchange contracts	Other current assets	$4.8	$3.0	Other current liabilities	$4.7	$7.9

Cash Flow Hedges

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of “Accumulated other comprehensive loss” and reclassified into earnings in the same period(s) during which the hedged transaction impacts earnings.  Gains and losses on these derivatives, representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness, are recognized in current earnings.

Gains (losses), before taxes, recognized in “Accumulated other comprehensive loss” (effective portion) on derivatives related to cash flow hedge contracts were as follows:

(In millions)	2019	2018	2017
Foreign exchange contracts	$1.4	$1.0	$(2.2)
Commodity contracts	(.8)	.4	(.6)
	$.6	$1.4	$(2.8)

Neither the amount recognized in income related to the ineffective portion of, nor the amount excluded from effectiveness testing for, cash flow hedges was material in 2019, 2018, or 2017.

As of December 28, 2019, we expected a net loss of approximately $.5 million to be reclassified from “Accumulated other comprehensive loss” to earnings within the next 12 months.

Other Derivatives

For other derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings.

The following table shows the components of the net gains (losses) recognized in income related to these derivative instruments:

(In millions)	Statements of Income Location	2019	2018	2017
Foreign exchange contracts	Cost of products sold	$(1.5)	$4.5	$(1.2)
Foreign exchange contracts	Marketing, general and administrative expense	3.5	(27.0)	(42.9)
		$2.0	$(22.5)	$(44.1)

Net Investment Hedge

In March 2017, we designated €500 million of our 1.25% senior notes due 2025 as a net investment hedge of our investment in foreign operations. In January 2018, we reduced the amount we designated as a net investment hedge to €255 million. In May 2019, we de-designated the remaining net investment hedge as a result of changes in our intercompany capital structure. Through the period preceding the de-designation, the net assets from our investment in foreign operations were greater than the amount designated as a net investment hedge, and, as such, the net investment hedge was effective.

Refer to Note 4, “Debt,” for more information.

Gains (losses), before tax, recognized in “Accumulated other comprehensive loss” (effective portion) related to the net investment hedge were as follows:

(In millions)	2019	2018	2017
Foreign currency denominated debt	$6.8	$1.3	$(63.7)

We recorded no ineffectiveness from our net investment hedge to earnings during 2019, 2018 and 2017.